Summary Of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 02, 2023	Aug. 10, 2023	Oct. 31, 2023	Dec. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Derivative instrument, contingent consideration, liability, earnout period		5 years
Purchase agreement period	24 months		24 months
Standby Equity Purchase Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sale of stock, authorized amount	$ 30,000		$ 30,000	$ 30,000
Contingent earnout liability
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Shares unvested (in shares)		3,125,000